Note 22 - Financial liabilities at amortized cost (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deposits
Deposits from cental banks	€ 37,054	€ 34,740	€ 40,087
Deposits from credit institutions	54,516	63,501	68,543
Customer deposits	376,379	401,465	403,362
Debt certificates, at amortized cost	63,915	76,375	81,980
Other financial liabilities, at amortized cost	11,850	13,129	12,141
FINANCIAL LIABILITIES AT AMORTIZED COST	€ 543,714	€ 589,210	€ 606,113